FINANCE LEASES - Operating Lease Receivables (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial Lease Receivables
Operating lease receivables	$ 157,975	$ 45,076
Up to 1 year [member]
Financial Lease Receivables
Operating lease receivables	55,908	27,151
More than a year up to two years
Financial Lease Receivables
Operating lease receivables	74,929	$ 17,925
From two to three years
Financial Lease Receivables
Operating lease receivables	$ 27,138